Long-term debt - Financial Covenants (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Long-term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	0.51	1.61
Consolidated total senior debt to consolidated EBITDA	0.07	1.24
Consolidated EBITDA to consolidated interest expense	27.10	14.78
Top of range [member]
Disclosure of Long-term Debt [Line Items]
Consolidated EBITDA to consolidated interest expense	2.5
Bottom of range [member]
Disclosure of Long-term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	4.0
Consolidated total senior debt to consolidated EBITDA	3.5